Income Taxes - Net Deferred Tax Assets and Liabilities (Detail) - USD ($)	May. 31, 2015	May. 31, 2014
Schedule Of Income Taxes [Line Items]
Accrued expenses	$ 219,100	$ 159,300
Debt discount and amortization	0	0
Valuation allowance	(219,100)	(159,300)
Deferred Tax Assets, Net, Current, Total	0	0
Net operating loss	16,857,600	9,957,400
Debt discount	(902,700)	(663,700)
Expense on non-qualified stock options	3,073,500	2,893,300
Other	211,700	176,200
Valuation allowance	(19,240,100)	(12,363,200)
Deferred Tax Assets, Net, Noncurrent, Total	$ 0	$ 0